Consolidated statements of income (loss) and comprehensive loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Oil and gas revenue	$ 18,553	$ 27,988
Direct operating costs	(14,631)	(10,238)
Depletion	(18,639)	(18,841)
Royalties	(979)	(1,506)
Oil and gas revenue net	(15,696)	(2,597)
Consulting revenue	264,352	212,095
Gross profit	248,656	209,498
Operating expenses
Administration fees	25,456	26,229
Advertising	13,969	29,461
Consulting fees	100,999	29,541
Foreign exchange loss (gain)	(7,317)	7,934
Office and miscellaneous	6,561	5,616
Professional fees	36,288	23,362
Salaries and benefits	28,873	27,418
Travel and promotion	7,153	68,085
Total operating expenses	211,982	217,646
Income (loss) before other items	36,674	(8,148)
Other items
Interest income	0	1,544
Assignment fee	0	(15,073)
Gain (loss) on equity investment	(32,861)	(117,318)
Write-off of accounts payable	6,233	52,834
Net Income (loss)	10,046	(86,161)
Other comprehensive income (loss)
Unrealized gain (loss) on marketable securities	(15,518)	26,091
Effect on translating foreign operation currencies	(5,619)	(41,642)
Total comprehensive loss	$ (11,091)	$ (101,712)
Income (Loss) per share, basic and diluted	$ 0.00	$ (0.01)
Weighted average number of shares outstanding	14,522,727	14,522,727